UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30,

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2009

Legg Mason ClearBridge Small Cap Value Fund

Schedule of Investments (unaudited)	December 31, 2009

Shares	Security	Value
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 3.0%
239,010	Cooper Tire & Rubber Co.	$4,792,150
115,575	Superior Industries International Inc.	1,768,298
66,470	WABCO Holdings Inc.	1,714,261

	Total Auto Components	8,274,709

Diversified Consumer Services - 1.3%
40,100	Sotheby’s Holdings Inc.	901,448
70,218	Steiner Leisure Ltd. *	2,791,868

	Total Diversified Consumer Services	3,693,316

Hotels, Restaurants & Leisure - 1.5%
37,400	Brinker International Inc.	558,008
91,460	California Pizza Kitchen Inc. *	1,230,137
141,860	CKE Restaurants Inc.	1,200,135
43,790	Morgans Hotel Group Co. *	198,369
45,400	Pebblebrook Hotel Trust *	999,254

	Total Hotels, Restaurants & Leisure	4,185,903

Leisure Equipment & Products - 1.3%
484,590	Callaway Golf Co.	3,653,809

Specialty Retail - 2.7%
151,114	Cato Corp., Class A Shares	3,031,347
48,990	Children’s Place Retail Stores Inc. *	1,617,160
186,280	MarineMax Inc. *	1,711,913
62,920	Williams-Sonoma Inc.	1,307,478

	Total Specialty Retail	7,667,898

Textiles, Apparel & Luxury Goods - 2.7%
48,940	Fossil Inc. *	1,642,426
139,920	Hanesbrands Inc. *	3,373,471
147,247	Timberland Co., Class A Shares *	2,640,139

	Total Textiles, Apparel & Luxury Goods	7,656,036

	TOTAL CONSUMER DISCRETIONARY	35,131,671

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.2%
60,130	Casey’s General Stores Inc.	1,919,350
41,390	Weis Markets Inc.	1,504,940

	Total Food & Staples Retailing	3,424,290

Food Products - 0.4%
67,930	Smithfield Foods Inc. *	1,031,857

Household Products - 0.7%
205,640	Central Garden and Pet Co., Class A Shares *	2,044,061

	TOTAL CONSUMER STAPLES	6,500,208

ENERGY - 5.9%
Energy Equipment & Services - 2.5%
92,930	Gulf Island Fabrication Inc.	1,954,318
203,510	ION Geophysical Corp. *	1,204,779
156,309	Matrix Service Co. *	1,664,691
33,910	National-Oilwell Varco Inc.	1,495,092
41,223	Superior Well Services Inc. *	587,840

	Total Energy Equipment & Services	6,906,720

Oil, Gas & Consumable Fuels - 3.4%
89,390	Bill Barrett Corp. *	2,780,923
51,750	Carrizo Oil & Gas Inc. *	1,370,857
110,312	Denbury Resources Inc. *	1,632,618
113,470	Petroquest Energy Inc. *	695,571

See Notes to Schedule of Investments.

Legg Mason ClearBridge Small Cap Value Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Oil, Gas & Consumable Fuels - 3.4% (continued)
137,360	Rex Energy Corp. *	$1,648,320
41,390	St. Mary Land & Exploration Co.	1,417,194

	Total Oil, Gas & Consumable Fuels	9,545,483

	TOTAL ENERGY	16,452,203

FINANCIALS - 28.3%
Capital Markets - 4.4%
34,910	Affiliated Managers Group Inc. *	2,351,188
55,300	Artio Global Investors Inc. *	1,409,597
55,460	Cohen & Steers Inc.	1,266,706
104,990	Duff & Phelps Corp., Class A Shares	1,917,117
201,570	FBR Capital Markets Corp. *	1,245,703
323,350	HFF Inc., Class A Shares *	2,020,938
90,810	Raymond James Financial Inc.	2,158,554
1,095	Teton Advisors Inc. (a)(b)*	0

	Total Capital Markets	12,369,803

Commercial Banks - 10.0%
406,820	Bancorp Inc. *	2,790,785
28,650	City National Corp.	1,306,440
47,728	Cullen/Frost Bankers Inc.	2,386,400
330,076	First Security Group Inc.	785,581
71,359	IBERIABANK Corp.	3,839,828
390,050	KeyCorp	2,164,778
140,070	Signature Bank *	4,468,233
57,960	SVB Financial Group *	2,416,352
22,630	Tompkins Trustco Inc.	916,515
186,275	Umpqua Holdings Corp.	2,497,948
148,750	Wintrust Financial Corp.	4,580,012

	Total Commercial Banks	28,152,872

Diversified Financial Services - 1.2%
86,416	Financial Federal Corp.	2,376,440
226,470	Thomas Weisel Partners Group Inc. *	856,057

	Total Diversified Financial Services	3,232,497

Insurance - 5.7%
87,510	Allied World Assurance Holdings Ltd.	4,031,586
30,330	Arch Capital Group Ltd. *	2,170,111
168,294	CNA Surety Corp. *	2,505,898
76,230	EMC Insurance Group Inc.	1,639,707
449,530	Meadowbrook Insurance Group Inc.	3,326,522
74,360	Zenith National Insurance Corp.	2,212,954

	Total Insurance	15,886,778

Real Estate Investment Trusts (REITs) - 4.2%
144,370	BioMed Realty Trust Inc.	2,278,159
54,530	Cogdell Spencer Inc.	308,640
15,660	Corporate Office Properties Trust	573,626
104,994	Cousins Properties Inc.	801,106
15,170	EastGroup Properties Inc.	580,708
157,884	LaSalle Hotel Properties	3,351,877
47,480	Mid-America Apartment Communities Inc.	2,292,334
14,570	Saul Centers Inc.	477,313
29,120	Senior Housing Properties Trust	636,854
19,560	Washington Real Estate Investment Trust	538,878

	Total Real Estate Investment Trusts (REITs)	11,839,495

Real Estate Management & Development - 2.4%
137,920	CB Richard Ellis Group Inc., Class A Shares *	1,871,574
79,640	Jones Lang LaSalle Inc.	4,810,256

	Total Real Estate Management & Development	6,681,830

See Notes to Schedule of Investments.

Legg Mason ClearBridge Small Cap Value Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Thrifts & Mortgage Finance - 0.4%
136,600	Westfield Financial Inc.	$1,126,950

	TOTAL FINANCIALS	79,290,225

HEALTH CARE - 5.9%
Biotechnology - 1.2%
42,903	iShares Nasdaq Biotechnology Index Fund *	3,512,469

Health Care Equipment & Supplies - 0.5%
150,613	National Dentex Corp. *	1,521,191

Health Care Providers & Services - 3.5%
175,801	Cross Country Healthcare Inc. *	1,742,188
108,580	LifePoint Hospitals Inc. *	3,529,936
147,310	RehabCare Group Inc. *	4,482,643

	Total Health Care Providers & Services	9,754,767

Health Care Technology - 0.5%
190,881	MedQuist Inc.	1,276,994

Life Sciences Tools & Services - 0.2%
94,010	Enzo Biochem Inc. *	505,774

	TOTAL HEALTH CARE	16,571,195

INDUSTRIALS - 21.2%
Aerospace & Defense - 0.4%
59,870	Spirit AeroSystems Holdings Inc. *	1,189,018

Building Products - 1.6%
209,432	Gibraltar Industries Inc. *	3,294,365
48,830	Simpson Manufacturing Co. Inc.	1,313,039

	Total Building Products	4,607,404

Commercial Services & Supplies - 1.1%
56,331	United Stationers Inc. *	3,202,417

Construction & Engineering - 2.1%
97,152	EMCOR Group Inc. *	2,613,389
18,440	Granite Construction Inc.	620,691
140,590	Tutor Perini Corp. *	2,541,867

	Total Construction & Engineering	5,775,947

Electrical Equipment - 1.7%
85,950	GrafTech International Ltd. *	1,336,523
63,780	Regal-Beloit Corp.	3,312,733

	Total Electrical Equipment	4,649,256

Machinery - 8.8%
82,470	AGCO Corp. *	2,667,080
120,456	Albany International Corp., Class A Shares	2,705,442
294,610	Altra Holdings Inc. *	3,638,434
42,081	IDEX Corp.	1,310,823
62,459	Kaydon Corp.	2,233,534
63,410	Mueller Industries Inc.	1,575,104
334,620	Mueller Water Products Inc., Class A Shares	1,740,024
140,740	RBC Bearings Inc. *	3,424,204
56,663	Snap-on Inc.	2,394,578
71,168	Wabtec Corp.	2,906,501

	Total Machinery	24,595,724

Marine - 0.9%
71,790	Kirby Corp. *	2,500,446

Professional Services - 1.9%
5,510	CDI Corp.	71,354
108,510	COMSYS IT Partners Inc. *	964,654

See Notes to Schedule of Investments.

Legg Mason ClearBridge Small Cap Value Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Professional Services - 1.9% (continued)
39,530	Korn/Ferry International *	$652,245
143,556	TrueBlue Inc. *	2,126,064
32,805	Watson Wyatt Worldwide Inc., Class A Shares	1,558,894

	Total Professional Services	5,373,211

Road & Rail - 2.3%
85,470	Genesee & Wyoming Inc., Class A Shares *	2,789,741
62,630	J.B. Hunt Transport Services Inc.	2,021,070
38,390	Landstar System Inc.	1,488,380

	Total Road & Rail	6,299,191

Trading Companies & Distributors - 0.4%
101,670	Rush Enterprises Inc., Class A Shares *	1,208,856

	TOTAL INDUSTRIALS	59,401,470

INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 2.3%
36,391	Bel Fuse Inc., Class B Shares	782,043
60,522	Black Box Corp.	1,715,194
143,120	Digi International Inc. *	1,305,254
106,030	Plantronics Inc.	2,754,659

	Total Communications Equipment	6,557,150

Computers & Peripherals - 0.3%
50,067	Rimage Corp. *	868,162

Semiconductors & Semiconductor Equipment - 6.6%
428,430	Entegris Inc. *	2,262,110
291,276	Exar Corp. *	2,070,972
308,580	Fairchild Semiconductor International Inc. *	3,082,714
99,770	OmniVision Technologies Inc. *	1,449,658
323,550	ON Semiconductor Corp. *	2,850,476
91,110	Varian Semiconductor Equipment Associates Inc. *	3,269,027
279,770	Verigy Ltd. *	3,600,640

	Total Semiconductors & Semiconductor Equipment	18,585,597

Software - 4.1%
97,540	Citrix Systems Inc. *	4,058,639
70,993	EPIQ Systems Inc. *	993,192
620,480	Lawson Software Inc. *	4,126,192
53,042	McAfee Inc. *	2,151,914

	Total Software	11,329,937

	TOTAL INFORMATION TECHNOLOGY	37,340,846

MATERIALS - 5.7%
Chemicals - 1.7%
328,000	Ferro Corp.	2,702,720
40,880	Koppers Holdings Inc.	1,244,387
95,330	PolyOne Corp. *	712,115

	Total Chemicals	4,659,222

Containers & Packaging - 0.5%
42,372	AptarGroup Inc.	1,514,375

Metals & Mining - 3.1%
44,890	Carpenter Technology Corp.	1,209,786
19,030	Cliffs Natural Resources Inc.	877,093
105,090	Haynes International Inc.	3,464,817
108,340	Horsehead Holding Corp. *	1,381,335
25,890	Kaiser Aluminum Corp.	1,077,542
25,530	Olympic Steel Inc.	831,767

	Total Metals & Mining	8,842,340

See Notes to Schedule of Investments.

Legg Mason ClearBridge Small Cap Value Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Shares	Security	Value
Paper & Forest Products - 0.4%
152,570	Louisiana-Pacific Corp. *	$1,064,939

	TOTAL MATERIALS	16,080,876

UTILITIES - 3.1%
Electric Utilities - 1.8%
24,187	MGE Energy Inc.	864,443
206,810	NV Energy Inc.	2,560,308
77,110	Portland General Electric Co.	1,573,815

	Total Electric Utilities	4,998,566

Gas Utilities - 1.1%
31,804	New Jersey Resources Corp.	1,189,470
39,764	Northwest Natural Gas Co.	1,790,970

	Total Gas Utilities	2,980,440

Multi-Utilities - 0.2%
46,230	CMS Energy Corp.	723,962

	TOTAL UTILITIES	8,702,968

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $246,489,869)	275,471,662

Face Amount
SHORT-TERM INVESTMENT - 2.3%
Repurchase Agreement - 2.3%
$6,397,000	Interest in $283,704,000 joint tri-party repurchase agreement dated 12/31/09 with Barclays Capital Inc., 0.000% due 1/4/10; Proceeds at maturity - $6,397,000; (Fully collateralized by various U.S. government obligations, 1.875% to 3.125% due 2/28/14 to 10/31/16; Market value - $6,524,941) (Cost - $6,397,000)	6,397,000

	TOTAL INVESTMENTS - 100.5% (Cost - $252,886,869#)	281,868,662
	Liabilities in Excess of Other Assets - (0.5)%	(1,286,992)

	TOTAL NET ASSETS - 100.0%	$280,581,670

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$275,471,662	—	—	$275,471,662
Short-term investment†	—	$6,397,000	—	6,397,000
Total investments	$275,471,662	$6,397,000	—	$281,868,662

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the

Notes to Schedule of Investments (unaudited) (continued)

collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$50,681,929
Gross unrealized depreciation	(21,700,136)

Net unrealized appreciation	$28,981,793

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 24, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: February 24, 2010